Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)
Deferred subsidy income	¥ 0	¥ 7,509
Operating lease right-of-use assets	112,781	14,997		$ 17,698	¥ 13,100
Operating lease, liability	112,455			$ 17,647	¥ 11,333
Impairment loss, contract assets with customer	¥ 0	¥ 0	¥ 0
Minimum [Member]
VAT surcharges percent	6.00%
Maximum [Member]
VAT surcharges percent	12.00%
Peoples Bank of China [Member]
Translation exchange rates	6.3757	6.5249		6.3757
Federal Reserve Bank of New York [Member]
Translation exchange rates	6.3726			6.3726